Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
October 31, 2024
T22-NPRT1-1224
1.9880057.108
Common Stocks - 99.7%
	Shares	Value ($)
UNITED STATES - 99.7%
Communication Services - 8.8%
Diversified Telecommunication Services - 1.2%
AT&T Inc	275,617	6,212,407
Verizon Communications Inc	147,322	6,206,676
		12,419,083
Entertainment - 0.9%
Netflix Inc (b)	12,767	9,652,235
Interactive Media & Services - 6.3%
Alphabet Inc Class A	232,772	39,829,618
Meta Platforms Inc Class A	49,287	27,974,315
		67,803,933
Media - 0.4%
Trade Desk Inc (The) Class A (b)	38,067	4,576,034
TOTAL COMMUNICATION SERVICES		94,451,285

Consumer Discretionary - 10.0%
Hotels, Restaurants & Leisure - 4.5%
Airbnb Inc Class A (b)	62,024	8,360,215
Booking Holdings Inc	2,638	12,335,948
Domino's Pizza Inc	17,521	7,248,962
McDonald's Corp	41,226	12,042,527
Yum! Brands Inc	59,035	7,743,031
		47,730,683
Household Durables - 0.8%
Garmin Ltd	45,053	8,936,263
Specialty Retail - 4.7%
AutoZone Inc (b)	2,625	7,898,625
Home Depot Inc/The	39,983	15,743,306
Lowe's Cos Inc	41,264	10,804,153
O'Reilly Automotive Inc (b)	7,516	8,667,000
Williams-Sonoma Inc	52,106	6,988,978
		50,102,062
TOTAL CONSUMER DISCRETIONARY		106,769,008

Consumer Staples - 5.4%
Beverages - 1.0%
Coca-Cola Co/The	115,895	7,569,103
Monster Beverage Corp (b)	64,243	3,384,321
		10,953,424
Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp	12,077	10,557,472
Food Products - 0.6%
Hershey Co/The	15,828	2,810,736
Mondelez International Inc	64,601	4,423,876
		7,234,612
Household Products - 1.7%
Colgate-Palmolive Co	41,958	3,931,884
Kimberly-Clark Corp	25,316	3,396,901
Procter & Gamble Co/The	63,048	10,414,269
		17,743,054
Tobacco - 1.1%
Altria Group Inc	85,919	4,679,149
Philip Morris International Inc	53,174	7,056,190
		11,735,339
TOTAL CONSUMER STAPLES		58,223,901

Energy - 3.7%
Energy Equipment & Services - 0.2%
Cactus Inc Class A	29,815	1,767,731
Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream Corp	132,678	1,906,583
Cheniere Energy Inc	14,436	2,762,762
Chevron Corp	46,110	6,862,090
ConocoPhillips	39,861	4,366,374
EOG Resources Inc	25,926	3,161,935
Exxon Mobil Corp	105,497	12,319,940
Texas Pacific Land Corp (c)	2,519	2,937,154
Williams Cos Inc/The	65,525	3,431,544
		37,748,382
TOTAL ENERGY		39,516,113

Financials - 14.0%
Banks - 2.1%
Commerce Bancshares Inc/MO	108,058	6,753,625
Cullen/Frost Bankers Inc (c)	60,232	7,670,545
East West Bancorp Inc	82,627	8,055,306
		22,479,476
Capital Markets - 5.1%
Ameriprise Financial Inc	17,867	9,117,530
Blackstone Inc	62,848	10,542,753
CME Group Inc Class A	41,075	9,256,662
Moody's Corp	17,570	7,977,483
MSCI Inc	13,712	7,832,294
S&P Global Inc	19,984	9,599,514
		54,326,236
Financial Services - 4.5%
Corpay Inc (b)	24,717	8,149,689
Jackson Financial Inc	79,584	7,954,421
Mastercard Inc Class A	30,901	15,437,831
Visa Inc Class A	56,686	16,430,437
		47,972,378
Insurance - 2.3%
Arch Capital Group Ltd	75,909	7,481,591
Kinsale Capital Group Inc	15,287	6,544,518
Progressive Corp/The	42,639	10,354,028
		24,380,137
TOTAL FINANCIALS		149,158,227

Health Care - 11.4%
Biotechnology - 3.4%
AbbVie Inc	75,289	15,349,169
Gilead Sciences Inc	123,583	10,976,642
Vertex Pharmaceuticals Inc (b)	20,091	9,562,914
		35,888,725
Health Care Equipment & Supplies - 0.7%
IDEXX Laboratories Inc (b)	17,426	7,090,987
Health Care Technology - 0.8%
Veeva Systems Inc Class A (b)	42,784	8,934,583
Life Sciences Tools & Services - 1.2%
Medpace Holdings Inc (b)	20,030	6,293,827
Mettler-Toledo International Inc (b)	5,400	6,975,450
		13,269,277
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co	197,222	10,999,071
Eli Lilly & Co	25,133	20,853,856
Johnson & Johnson	95,355	15,243,450
Zoetis Inc Class A	50,486	9,025,887
		56,122,264
TOTAL HEALTH CARE		121,305,836

Industrials - 9.3%
Aerospace & Defense - 1.1%
Lockheed Martin Corp	11,464	6,259,917
TransDigm Group Inc	4,225	5,502,218
		11,762,135
Commercial Services & Supplies - 1.0%
Cintas Corp	27,595	5,679,327
Copart Inc (b)	92,905	4,781,820
		10,461,147
Electrical Equipment - 0.8%
AMETEK Inc	29,369	5,384,513
NEXTracker Inc Class A (b)	86,433	3,441,762
		8,826,275
Ground Transportation - 1.5%
CSX Corp	152,470	5,129,091
Old Dominion Freight Line Inc	22,938	4,617,878
Union Pacific Corp	28,374	6,584,754
		16,331,723
Industrial Conglomerates - 0.5%
3M Co	42,237	5,426,187
Machinery - 1.8%
Caterpillar Inc	21,712	8,168,054
Illinois Tool Works Inc	21,699	5,666,260
Otis Worldwide Corp	49,839	4,894,190
		18,728,504
Professional Services - 1.6%
Automatic Data Processing Inc	23,293	6,737,268
Paychex Inc	37,537	5,230,030
Verisk Analytics Inc	17,917	4,922,158
		16,889,456
Trading Companies & Distributors - 1.0%
Fastenal Co	69,863	5,461,889
WW Grainger Inc	5,052	5,603,830
		11,065,719
TOTAL INDUSTRIALS		99,491,146

Information Technology - 29.5%
IT Services - 1.0%
Accenture Capital Inc Class A	32,423	11,180,098
Semiconductors & Semiconductor Equipment - 12.2%
Applied Materials Inc	49,763	9,035,966
Broadcom Inc	131,871	22,387,740
KLA Corp	11,285	7,518,405
Lam Research Corp	104,415	7,763,255
NVIDIA Corp	555,045	73,687,774
QUALCOMM Inc	62,052	10,100,204
		130,493,344
Software - 9.5%
Adobe Inc (b)	20,890	9,987,091
Fair Isaac Corp (b)	4,600	9,168,306
Microsoft Corp	165,311	67,174,125
Palo Alto Networks Inc (b)	27,045	9,745,125
Qualys Inc (b)	47,570	5,672,247
		101,746,894
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	320,150	72,325,087
TOTAL INFORMATION TECHNOLOGY		315,745,423

Materials - 2.5%
Chemicals - 1.3%
CF Industries Holdings Inc	21,874	1,798,699
Ecolab Inc	10,858	2,668,136
Linde PLC	12,727	5,805,421
Sherwin-Williams Co/The	8,636	3,098,338
		13,370,594
Construction Materials - 0.4%
Eagle Materials Inc (c)	5,962	1,701,912
Martin Marietta Materials Inc	3,596	2,130,055
		3,831,967
Containers & Packaging - 0.1%
Avery Dennison Corp	8,063	1,669,282
Metals & Mining - 0.7%
Freeport-McMoRan Inc	60,547	2,725,826
Nucor Corp	13,681	1,940,513
Reliance Inc	5,814	1,664,781
Royal Gold Inc	11,348	1,657,489
		7,988,609
TOTAL MATERIALS		26,860,452

Real Estate - 2.5%
Industrial REITs - 0.3%
Prologis Inc	28,718	3,243,410
Residential REITs - 0.5%
AvalonBay Communities Inc	8,892	1,970,556
Equity Residential	25,134	1,768,680
Essex Property Trust Inc	5,791	1,643,833
		5,383,069
Retail REITs - 0.5%
Realty Income Corp	39,701	2,357,048
Simon Property Group Inc	14,944	2,527,329
		4,884,377
Specialized REITs - 1.2%
American Tower Corp	15,048	3,213,350
Extra Space Storage Inc	12,306	2,009,570
Gaming and Leisure Properties Inc	31,637	1,587,861
Public Storage Operating Co	7,468	2,457,420
SBA Communications Corp Class A	7,821	1,794,685
VICI Properties Inc	62,034	1,970,200
		13,033,086
TOTAL REAL ESTATE		26,543,942

Utilities - 2.6%
Electric Utilities - 1.6%
Constellation Energy Corp	17,586	4,624,415
NextEra Energy Inc	66,845	5,297,467
NRG Energy Inc	31,338	2,832,955
Southern Co/The	44,812	4,079,236
		16,834,073
Gas Utilities - 0.4%
National Fuel Gas Co (c)	35,552	2,151,963
UGI Corp	84,269	2,014,872
		4,166,835
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	32,814	4,100,437
Multi-Utilities - 0.2%
WEC Energy Group Inc	28,848	2,755,849
TOTAL UTILITIES		27,857,194

TOTAL UNITED STATES		1,065,922,527
TOTAL COMMON STOCKS (Cost $915,085,599)		1,065,922,527

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (f) (Cost $70,802)	5.08	71,000	70,818

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	2,020,564	2,020,968
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	6,006,674	6,007,275
TOTAL MONEY MARKET FUNDS (Cost $8,028,243)			8,028,243

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $923,184,644)	1,074,021,588
NET OTHER ASSETS (LIABILITIES) - (0.5)% (d)	(5,310,440)
NET ASSETS - 100.0%	1,068,711,148

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	88	Dec 2024	2,524,940	(1,908)	(1,908)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $58,521 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $70,818.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	778,106	5,764,377	4,521,515	24,650	-	-	2,020,968	0.0%
Fidelity Securities Lending Cash Central Fund	3,951,125	27,451,312	25,395,162	965	-	-	6,007,275	0.0%
Total	4,729,231	33,215,689	29,916,677	25,615	-	-	8,028,243

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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